Note 9 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Melody Business Finance LLC [Member] | Secured Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				7.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | If Rate Is Greater Than LIBOR Rate [Member]
Debt Instrument, Basis Spread on Variable Rate				8.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | First Two Thirds Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25.20
Melody Business Finance LLC [Member] | Secured Debt [Member] | Remaining One Third Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Class of Warrant or Right, Warrant Term	7 years 182 days
Melody Business Finance LLC [Member] | Secured Debt [Member] | Warrant [Member]
Debt Instrument, Unamortized Discount		$ 1,266,038		$ 1,439,785
Interest Expense, Debt		173,747	$ 215,275
Melody Business Finance LLC [Member] | Secured Debt [Member]
Debt Instrument, Term	5 years
Debt Instrument, Face Amount	$ 35,000,000
Debt Instrument Discount Rate	3.00%
Debt Instrument, Unamortized Discount	$ 1,050,000	539,673		613,736	$ 954,635
Interest Expense, Debt		74,063	91,765	$ 340,899	95,365
Paid In Kind Interest Stated Rate				4.00%
Interest Paid		743,144	705,911	$ 2,906,695	591,111
Increase (Decrease) in Interest Payable, Net		$ 371,572	352,956	1,453,347	295,556
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	180,000	60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.20
Warrants and Rights Outstanding	$ 2,463,231			2,463,231
Debt Issuance Costs, Gross	$ 2,900,000
Amortization of Debt Issuance Costs		$ 204,114	252,899	939,498	262,820
Debt Issuance Costs, Net		1,487,307		1,691,421	2,630,919
Debt Instrument, Unamortized Discount		3,293,017		3,744,941	3,194,147
Increase (Decrease) in Interest Payable, Net		$ 371,572	352,956	1,453,347	295,556
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 26.20
Amortization of Debt Issuance Costs		$ 204,114	$ 252,899	$ 939,498	$ 262,820